Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Discovery Fund (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the initial fiscal year, the Fund anticipates that its portfolio turnover rate will not exceed 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Baron Discovery Fund is a new Fund, “Other Expenses” are based on estimated amounts for the current fiscal year and take into account the net annual operating expense limitation agreed to by BAMCO, Inc. (“BAMCO” or the “Adviser”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $1.5 billion at the time of purchase selected for their capital appreciation potential. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, strong, visionary management, and an attractive valuation. We anticipate that the weighted average market capitalization will be at or below that of the Russell 2000 Growth Index, however, because of its long-term approach, the Fund may hold securities that have appreciated beyond their original market cap ranges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

		Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As Baron Discovery Fund is a newly formed mutual fund, it has no prior performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As Baron Discovery Fund is a newly formed mutual fund, it has no prior performance.
BARON DISCOVERY FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.25%
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.35%	[2]
1	rr_ExpenseExampleYear01	$ 137
3	rr_ExpenseExampleYear03	428
BARON DISCOVERY FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.10%	[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	$ 350

[1]	Because Baron Discovery Fund is a new Fund, "Other Expenses" are based on estimated amounts for the current fiscal year and take into account the net annual operating expense limitation agreed to by BAMCO, Inc. ("BAMCO" or the "Adviser").
[2]	The Adviser has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.